Schedule of Investments (unaudited)
February 28, 2026
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.0%
Airbus SE	17,466	$ 3,792,793
Boeing Co. (The)(a)	53,044	12,069,101
L3Harris Technologies, Inc.	20,277	7,391,778
Lockheed Martin Corp.	10,246	6,742,688
RTX Corp.	28,972	5,870,307
Textron, Inc.	65,111	6,423,200
		42,289,867
Air Freight & Logistics — 0.9%
FedEx Corp.	47,869	18,525,303
Automobile Components — 0.3%
Aptiv PLC(a)	80,721	5,936,222
Banks — 6.1%
Bank of America Corp.	141,374	7,044,667
Citigroup, Inc.	492,910	54,313,753
Citizens Financial Group, Inc.	258,796	15,576,931
First Citizens BancShares, Inc., Class A	14,102	26,767,711
Flagstar Bank N.A.	245,645	3,117,235
Wells Fargo & Co.	256,725	20,910,251
		127,730,548
Beverages — 1.0%
Keurig Dr. Pepper, Inc.	431,525	13,066,577
PepsiCo, Inc.	44,876	7,617,252
		20,683,829
Broadline Retail — 1.9%
Amazon.com, Inc.(a)	150,502	31,605,420
PDD Holdings, Inc., ADR(a)	83,926	8,705,644
		40,311,064
Building Products — 0.9%
Fortune Brands Innovations, Inc.	354,779	19,278,691
Capital Markets — 2.7%
Carlyle Group, Inc. (The)	133,536	6,942,536
Charles Schwab Corp. (The)	232,115	22,097,348
Intercontinental Exchange, Inc.	161,552	26,515,530
		55,555,414
Chemicals — 1.1%
Air Products & Chemicals, Inc.	31,268	8,619,650
PPG Industries, Inc.	116,052	14,305,730
		22,925,380
Commercial Services & Supplies — 0.8%
Rentokil Initial PLC	2,574,125	15,903,800
Consumer Finance — 0.2%
Capital One Financial Corp.	26,039	5,094,270
Consumer Staples Distribution & Retail — 1.3%
Dollar General Corp.	169,164	26,430,183
Containers & Packaging — 0.6%
Crown Holdings, Inc.	105,370	12,075,402
Diversified Telecommunication Services — 0.9%
Comcast Corp., Class A	368,387	11,405,262
Verizon Communications, Inc.	149,729	7,507,412
		18,912,674
Electric Utilities — 1.4%
American Electric Power Co., Inc.	72,600	9,715,332
Evergy, Inc.	233,378	19,524,404
		29,239,736
Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.9%
CDW Corp.	132,055	$ 16,195,225
Ralliant Corp.	77,033	3,535,045
		19,730,270
Entertainment — 0.8%
Walt Disney Co. (The)	156,206	16,564,084
Financial Services — 1.1%
Fidelity National Information Services, Inc.	428,706	21,846,858
Voya Financial, Inc.	31,654	2,117,019
		23,963,877
Food Products — 0.6%
Campbell’s Co. (The)	254,840	6,867,938
Kraft Heinz Co. (The)	11,257	277,035
Lamb Weston Holdings, Inc.	129,254	6,228,750
		13,373,723
Ground Transportation — 0.3%
CSX Corp.	85,964	3,669,803
Union Pacific Corp.	11,572	3,066,349
		6,736,152
Health Care Equipment & Supplies — 3.2%
Baxter International, Inc.	1,170,108	23,835,100
Becton Dickinson & Co.	112,204	19,801,762
Medtronic PLC	234,287	22,880,468
		66,517,330
Health Care Providers & Services — 3.2%
Cardinal Health, Inc.	87,743	20,113,328
CVS Health Corp.	408,169	32,612,703
Elevance Health, Inc.	45,597	14,591,040
		67,317,071
Health Care REITs — 0.3%
Healthcare Realty Trust, Inc.	388,483	7,167,511
Hotels, Restaurants & Leisure — 0.3%
Sodexo SA	110,590	6,053,374
Household Products — 0.8%
Henkel AG & Co. KGaA, NVS	162,993	15,987,751
Industrial REITs — 0.8%
Rexford Industrial Realty, Inc.	243,181	9,111,992
STAG Industrial, Inc.	171,539	6,727,760
		15,839,752
Insurance — 1.2%
American International Group, Inc.	65,932	5,306,867
Arthur J. Gallagher & Co.	45,894	10,473,011
Fidelity National Financial, Inc., Class A	197,373	10,437,084
		26,216,962
Interactive Media & Services — 2.2%
Alphabet, Inc., Class C, NVS	93,128	29,002,853
Meta Platforms, Inc., Class A	25,212	16,341,914
		45,344,767
Leisure Products — 0.5%
Hasbro, Inc.	99,238	9,883,112
Machinery — 0.9%
CNH Industrial NV	423,004	5,202,949
Fortive Corp.	135,705	8,033,736
Middleby Corp. (The)(a)	36,924	6,234,987
		19,471,672
Media — 0.7%
WPP PLC	3,911,793	14,465,142

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining — 1.6%
Barrick Mining Corp.	120,963	$ 6,137,663
Freeport-McMoRan, Inc.	78,363	5,334,953
Teck Resources Ltd., Class B	359,268	21,157,292
		32,629,908
Multi-Utilities — 1.8%
Dominion Energy, Inc.	305,422	19,284,345
DTE Energy Co.	124,821	18,503,465
		37,787,810
Oil, Gas & Consumable Fuels — 3.8%
BP PLC	4,329,834	28,063,427
Chevron Corp.	53,519	9,995,209
EQT Corp.	211,648	12,999,420
Marathon Petroleum Corp.	24,315	4,819,476
Shell PLC	202,720	8,490,496
Tourmaline Oil Corp.	326,543	15,330,680
		79,698,708
Pharmaceuticals — 2.0%
Bayer AG, Registered Shares	143,742	7,112,475
Johnson & Johnson	36,068	8,960,373
Merck & Co., Inc.	205,022	25,385,824
		41,458,672
Professional Services — 1.4%
Maximus, Inc.	71,212	5,384,339
SS&C Technologies Holdings, Inc.	314,350	23,667,412
		29,051,751
Residential REITs — 0.4%
AvalonBay Communities, Inc.	44,127	7,820,628
Semiconductors & Semiconductor Equipment — 1.9%
Applied Materials, Inc.	21,791	8,112,789
NVIDIA Corp.	23,950	4,243,700
Texas Instruments, Inc.	132,423	28,088,243
		40,444,732
Software — 2.0%
Microsoft Corp.	90,498	35,542,184
Workday, Inc., Class A(a)	50,180	6,712,077
		42,254,261
Specialized REITs — 0.2%
Crown Castle, Inc.	53,293	4,771,855
Specialty Retail — 0.5%
Home Depot, Inc. (The)	26,295	10,011,032
Technology Hardware, Storage & Peripherals — 5.6%
Hewlett Packard Enterprise Co.	684,788	14,702,398
Samsung Electronics Co. Ltd., Registered Shares, GDR	21,931	79,546,054
Western Digital Corp.	85,035	23,784,290
		118,032,742
Textiles, Apparel & Luxury Goods — 0.6%
Swatch Group AG (The)	47,461	12,142,499
Tobacco — 0.6%
British American Tobacco PLC	207,059	12,929,881
Trading Companies & Distributors — 1.5%
WESCO International, Inc.	109,232	31,622,664
Wireless Telecommunication Services — 0.2%
Rogers Communications, Inc., Class B, NVS	129,902	5,186,987
Total Common Stocks — 64.0% (Cost: $1,071,276,094)		1,341,369,063

Security		Par (000)	Value
Equity-Linked Notes
Aerospace & Defense — 2.0%
CIBC World Markets Corp. (RTX Corp.) 20.50% 03/05/26	USD	21,400	$ 4,289,883
JP Morgan Securities LLC (Airbus SE) Series Emts 22.37% 04/16/26	EUR	12,800	2,765,360
Morgan Stanley & Co. LLC (Lockheed Martin Corp.) 19.86% 03/19/26	USD	7,500	4,628,369
Nomura Securities International, Inc. (L3Harris Technologies, Inc.) 17.36% 03/26/26		19,500	6,940,526
RBC Capital Markets LLC (Boeing Co. (The)) 27.19% 03/02/26		39,200	9,023,674
RBC Capital Markets LLC (Textron, Inc.) 16.11% 03/16/26		48,000	4,625,640
SG Americas Securities LLC (Boeing Co. (The)) 25.24% 04/13/26		39,200	8,992,872
			41,266,324
Air Freight & Logistics — 0.2%
Morgan Stanley & Co. LLC (FedEx Corp.) 20.85% 03/12/26		14,700	4,631,157
Automobile Components — 0.4%
RBC Capital Markets LLC (Aptiv PLC) 25.42% 03/02/26		59,600	4,608,487
SG Americas Securities LLC (Aptiv PLC) 24.25% 04/13/26		59,600	4,591,584
			9,200,071
Banks — 2.3%
BNP Paribas Securities Corporation (Citizens Financial Group, Inc.) 24.04% 03/05/26		79,300	4,771,462
RBC Capital Markets LLC (Flagstar Bank N.A.) 25.08% 03/02/26		293,300	3,986,583
RBC Capital Markets LLC (Wells Fargo & Co.) 21.00% 03/16/26		189,600	15,593,816
SG Americas Securities LLC (First Citizens BancShares, Inc.) 13.97% 04/02/26		10,400	20,026,393
SG Americas Securities LLC (Flagstar Bank N.A.) 23.97% 04/13/26		293,300	3,974,215
			48,352,469
Beverages — 0.6%
BNP Paribas Securities Corporation (Keurig Dr. Pepper, Inc.) 20.06% 03/16/26		258,900	7,395,154
JP Morgan Securities LLC (PepsiCo, Inc.) Series Emtu 21.54% 04/09/26		33,100	5,474,430
			12,869,584
Broadline Retail — 1.1%
Goldman Sachs & Co. LLC (Amazon.com, Inc.) 24.64% 03/30/26		111,100	23,932,785
Building Products — 0.6%
RBC Capital Markets LLC (Fortune Brands Innovations, Inc.) 27.48% 03/05/26		212,800	11,626,953
Capital Markets — 1.2%
BNP Paribas Securities Corporation (Carlyle Group, Inc. (The)) 28.20% 03/19/26		98,700	5,223,192
BNP Paribas Securities Corporation (Charles Schwab Corp. (The)) 19.80% 03/05/26		62,200	5,939,763
RBC Capital Markets LLC (Intercontinental Exchange, Inc.) 13.94% 03/16/26		86,900	14,355,812
			25,518,767

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Chemicals — 1.1%
CIBC World Markets Corp. (Air Products & Chemicals, Inc.) 15.30% 03/05/26	USD	28,300	$ 7,786,789
CIBC World Markets Corp. (PPG Industries, Inc.) (N/A + 0.00%) 17.35% 04/02/26		73,900	9,186,020
UBS Securities LLC (LyondellBasell Industries NV) 18.70% 03/05/26		94,800	5,232,328
			22,205,137
Commercial Services & Supplies — 0.6%
Barclays Capital, Inc. (Rentokil Initial PLC) 19.08% 03/23/26	GBP	1,902,500	11,667,747
Communications Equipment — 0.4%
SG Americas Securities LLC (Cisco Systems, Inc.) 30.47% 03/30/26	USD	100,700	8,160,523
Consumer Finance — 0.2%
BNP Paribas Securities Corporation (Capital One Financial Corp.) 16.98% 03/26/26		19,200	3,789,165
Consumer Staples Distribution & Retail — 1.1%
Barclays Capital, Inc. (Dollar General Corp.) 26.01% 04/06/26		125,000	19,002,668
BNP Paribas Securities Corporation (Sysco Corp.) 11.99% 03/19/26		61,000	4,854,121
			23,856,789
Containers & Packaging — 0.3%
Nomura Securities International, Inc. (Crown Holdings, Inc.) 22.64% 03/26/26		64,300	6,865,672
Diversified Telecommunication Services — 1.0%
Nomura Securities International, Inc. (Comcast Corp.) 29.64% 03/02/26		276,900	8,252,900
RBC Capital Markets LLC (Verizon Communications, Inc.) 13.37% 03/16/26		110,600	4,474,653
SG Americas Securities LLC (Comcast Corp.) 29.87% 04/13/26		272,200	8,425,134
			21,152,687
Electric Utilities — 0.5%
BNP Paribas Securities Corporation (Evergy, Inc.) 9.30% 03/05/26		97,200	7,406,335
RBC Capital Markets LLC (American Electric Power Co., Inc.) 18.02% 03/12/26		32,200	3,976,329
			11,382,664
Electronic Equipment, Instruments & Components — 1.1%
Nomura Securities International, Inc. (CDW Corp.) 25.62% 03/02/26		64,100	7,937,154
Nomura Securities International, Inc. (Ralliant Corp.) 21.30% 03/26/26		56,900	2,630,354
SG Americas Securities LLC (CDW Corp.) 36.28% 04/13/26		97,600	12,042,864
			22,610,372
Entertainment — 0.4%
Morgan Stanley & Co. LLC (Walt Disney Co. (The)) 17.60% 03/19/26		79,500	8,526,937
Financial Services — 0.9%
Nomura Securities International, Inc. (Fidelity National Information Services, Inc.) 28.15% 04/09/26		275,900	13,749,166
Nomura Securities International, Inc. (Voya Financial, Inc.) 25.83% 03/12/26		84,400	5,672,460
			19,421,626
Security		Par (000)	Value
Food Products — 0.6%
CIBC World Markets Corp. (Campbell’s Co. (The)) 20.15% 03/05/26	USD	188,300	$ 5,003,979
Morgan Stanley & Co. LLC (Lamb Weston Holdings, Inc.) 22.19% 03/19/26		95,400	4,402,782
Nomura Securities International, Inc. (Kraft Heinz Co. (The)) 24.76% 03/26/26		159,200	3,764,316
			13,171,077
Ground Transportation — 0.4%
BNP Paribas Securities Corporation (CSX Corp.) 23.94% 03/02/26		68,100	2,435,255
Nomura Securities International, Inc. (Union Pacific Corp.) 24.03% 03/09/26		14,300	3,353,279
SG Americas Securities LLC (CSX Corp.) 21.84% 04/13/26		63,500	2,711,215
			8,499,749
Health Care Equipment & Supplies — 2.3%
Goldman Sachs & Co. LLC (Becton Dickinson & Co.) 21.84% 03/30/26		82,800	17,701,091
Morgan Stanley & Co. LLC (Medtronic PLC) 13.75% 03/16/26		173,000	17,018,434
UBS Securities LLC (Baxter International, Inc.) 25.70% 03/12/26		702,000	14,151,347
			48,870,872
Health Care Providers & Services — 2.2%
BNP Paribas Securities Corporation (Centene Corp.) 38.19% 03/02/26		69,800	3,013,045
BNP Paribas Securities Corporation (Elevance Health, Inc.) 17.26% 03/26/26		31,400	10,081,562
Citigroup Global Markets, Inc. (Cardinal Health, Inc.) 22.89% 04/09/26		64,700	14,748,368
Toronto-Dominion Bank (CVS Health Corp.) 27.41% 03/12/26		219,900	17,672,023
			45,514,998
Health Care REITs — 0.2%
Barclays Capital, Inc. (Healthcare Realty Trust, Inc.) 23.19% 03/09/26		287,000	4,997,964
Hotels, Restaurants & Leisure — 0.2%
HSBC Securities (USA), Inc. (Sodexo SA) Series 005c 17.45% 03/23/26	EUR	81,600	4,216,786
Household Products — 0.6%
UBS Securities LLC (Henkel AG & Co. KGaA) 19.25% 04/16/26		120,400	11,789,471
Industrial REITs — 0.6%
Morgan Stanley & Co. LLC (Rexford Industrial Realty, Inc.) 24.00% 03/09/26	USD	179,700	6,790,143
Toronto-Dominion Bank (STAG Industrial, Inc.) 10.81% 03/19/26		126,700	4,796,428
			11,586,571
Insurance — 0.9%
Barclays Capital, Inc. (Arthur J. Gallagher & Co.) 25.60% 04/06/26		33,800	7,330,644
Morgan Stanley & Co. LLC (Fidelity National Financial, Inc.) 25.91% 03/09/26		43,100	2,281,082
Nomura Securities International, Inc. (American International Group, Inc.) 26.47% 04/07/26		48,700	3,858,223
UBS Securities LLC (Fidelity National Financial, Inc.) 21.60% 03/12/26		102,700	5,384,846
			18,854,795

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interactive Media & Services — 1.2%
Barclays Capital, Inc. (Meta Platforms, Inc.) 19.07% 03/09/26	USD	13,200	$ 8,517,017
CIBC World Markets Corp. (Alphabet, Inc.) 25.20% 03/05/26		55,200	17,299,609
			25,816,626
IT Services — 0.2%
Nomura Securities International, Inc. (Cognizant Technology Solutions Corp.) 19.67% 03/02/26		56,000	3,650,326
Leisure Products — 0.4%
Citigroup Global Markets, Inc. (Hasbro, Inc.) 24.13% 04/09/26		73,200	7,404,923
Machinery — 0.7%
BNP Paribas Securities Corporation (CNH Industrial NV) 16.53% 03/19/26		356,000	4,157,265
JP Morgan Securities LLC (Middleby Corp. (The)) Series Emtv 29.32% 04/09/26		27,200	4,563,730
Morgan Stanley & Co. LLC (Fortive Corp.) 18.33% 03/16/26		100,200	5,552,189
			14,273,184
Metals & Mining — 0.5%
RBC Capital Markets LLC (Barrick Mining Corp.) 37.80% 03/02/26		119,000	5,928,770
SG Americas Securities LLC (Barrick Mining Corp.) 38.88% 04/13/26		98,900	4,979,615
			10,908,385
Multi-Utilities — 0.8%
CIBC World Markets Corp. (DTE Energy Co.) 10.40% 03/05/26		49,600	6,762,799
Morgan Stanley & Co. LLC (Dominion Energy, Inc.) 22.52% 03/09/26		168,900	10,342,872
			17,105,671
Oil, Gas & Consumable Fuels — 1.6%
Barclays Capital, Inc. (BP PLC) 24.26% 03/23/26	GBP	2,597,900	16,296,940
BNP Paribas Securities Corporation (EQT Corp.) 28.71% 03/12/26	USD	129,900	7,386,960
SG Americas Securities LLC (Marathon Petroleum Corp.) 20.68% 04/13/26		17,800	3,579,046
Toronto-Dominion Bank (Chevron Corp.) 19.58% 03/19/26		39,500	6,838,921
			34,101,867
Pharmaceuticals — 1.7%
Barclays Capital, Inc. (Sanofi SA) 14.11% 03/23/26	EUR	142,700	13,696,264
SG Americas Securities LLC (Merck & Co., Inc.) 19.42% 04/02/26	USD	139,400	16,901,798
UBS Securities LLC (Bayer AG) 25.79% 04/16/26	EUR	106,100	5,242,879
			35,840,941
Professional Services — 1.3%
BMO Capital Markets Corp. (SS&C Technologies Holdings, Inc.) 24.24% 04/13/26	USD	114,700	8,401,491
CIBC World Markets Corp. (Maximus, Inc.) 29.40% 03/26/26		121,400	9,447,888
RBC Capital Markets LLC (SS&C Technologies Holdings, Inc.) 17.57% 03/16/26		117,500	8,908,739
			26,758,118
Residential REITs — 0.3%
BNP Paribas Securities Corporation (AvalonBay Communities, Inc.) 12.71% 03/05/26		32,500	5,769,042
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment — 0.8%
BNP Paribas Securities Corporation (NVIDIA Corp.) 29.21% 03/12/26	USD	17,700	$ 3,141,061
Mizuho Securities USA LLC (Applied Materials, Inc.) 27.08% 04/09/26		16,000	5,915,489
Toronto-Dominion Bank (Texas Instruments, Inc.) 27.21% 03/16/26		38,600	7,719,916
			16,776,466
Software — 0.9%
Barclays Capital, Inc. (Microsoft Corp.) 24.03% 04/06/26		34,600	13,737,042
BNP Paribas Securities Corporation (Workday, Inc.) 32.12% 03/26/26		37,000	5,058,376
			18,795,418
Specialized REITs — 0.2%
UBS Securities LLC (Crown Castle, Inc.) 22.40% 03/19/26		39,300	3,437,715
Specialty Retail — 0.2%
BNP Paribas Securities Corporation (Home Depot, Inc. (The)) 27.04% 04/02/26		12,300	4,710,491
Technology Hardware, Storage & Peripherals — 1.2%
Mizuho Securities USA LLC (Western Digital Corp.) 45.83% 04/02/26		62,800	17,346,386
Nomura Securities International, Inc. (Hewlett Packard Enterprise Co.) 23.54% 03/09/26		410,800	8,799,507
			26,145,893
Textiles, Apparel & Luxury Goods — 0.4%
RBC Capital Markets LLC (Swatch Group AG (The)) 26.18% 04/16/26	CHF	35,000	9,191,000
Tobacco — 0.5%
Barclays Capital, Inc. (British American Tobacco PLC) 24.01% 04/16/26	GBP	152,900	9,389,958
Trading Companies & Distributors — 0.8%
Morgan Stanley & Co. LLC (WESCO International, Inc.) 26.54% 03/12/26	USD	55,300	15,986,085
Wireless Telecommunication Services — 0.2%
Mizuho Securities USA LLC (Rogers Communications, Inc.) 16.02% 03/26/26		95,900	3,759,457
Total Equity-Linked Notes — 37.9% (Cost: $804,930,553)			794,361,278
Total Long-Term Investments — 101.9% (Cost: $1,876,206,647)			2,135,730,341

	Shares
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.56%(b)(c)	5,176,859	5,176,859
Total Short-Term Securities — 0.3% (Cost: $5,176,859)		5,176,859
Total Investments — 102.2% (Cost: $1,881,383,506)		2,140,907,200
Liabilities in Excess of Other Assets — (2.2)%		(45,845,617)
Net Assets — 100.0%		$ 2,095,061,583

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock High Equity Income Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 6,296,800	$ —	$ (6,297,112)(b)	$ 312	$ —	$ —	—	$ 9,254 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	83,051,080	—	(77,874,221)(b)	—	—	5,176,859	5,176,859	2,049,874	—
				$ 312	$ —	$ 5,176,859		$ 2,059,128	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 38,497,074	$ 3,792,793	$ —	$ 42,289,867
Air Freight & Logistics	18,525,303	—	—	18,525,303
Automobile Components	5,936,222	—	—	5,936,222
Banks	127,730,548	—	—	127,730,548
Beverages	20,683,829	—	—	20,683,829
Broadline Retail	40,311,064	—	—	40,311,064
Building Products	19,278,691	—	—	19,278,691
Capital Markets	55,555,414	—	—	55,555,414
Chemicals	22,925,380	—	—	22,925,380
Commercial Services & Supplies	—	15,903,800	—	15,903,800
Consumer Finance	5,094,270	—	—	5,094,270
Consumer Staples Distribution & Retail	26,430,183	—	—	26,430,183

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock High Equity Income Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Containers & Packaging	$ 12,075,402	$ —	$ —	$ 12,075,402
Diversified Telecommunication Services	18,912,674	—	—	18,912,674
Electric Utilities	29,239,736	—	—	29,239,736
Electronic Equipment, Instruments & Components	19,730,270	—	—	19,730,270
Entertainment	16,564,084	—	—	16,564,084
Financial Services	23,963,877	—	—	23,963,877
Food Products	13,373,723	—	—	13,373,723
Ground Transportation	6,736,152	—	—	6,736,152
Health Care Equipment & Supplies	66,517,330	—	—	66,517,330
Health Care Providers & Services	67,317,071	—	—	67,317,071
Health Care REITs	7,167,511	—	—	7,167,511
Hotels, Restaurants & Leisure	—	6,053,374	—	6,053,374
Household Products	15,987,751	—	—	15,987,751
Industrial REITs	15,839,752	—	—	15,839,752
Insurance	26,216,962	—	—	26,216,962
Interactive Media & Services	45,344,767	—	—	45,344,767
Leisure Products	9,883,112	—	—	9,883,112
Machinery	19,471,672	—	—	19,471,672
Media	—	14,465,142	—	14,465,142
Metals & Mining	32,629,908	—	—	32,629,908
Multi-Utilities	37,787,810	—	—	37,787,810
Oil, Gas & Consumable Fuels	43,144,785	36,553,923	—	79,698,708
Pharmaceuticals	34,346,197	7,112,475	—	41,458,672
Professional Services	29,051,751	—	—	29,051,751
Residential REITs	7,820,628	—	—	7,820,628
Semiconductors & Semiconductor Equipment	40,444,732	—	—	40,444,732
Software	42,254,261	—	—	42,254,261
Specialized REITs	4,771,855	—	—	4,771,855
Specialty Retail	10,011,032	—	—	10,011,032
Technology Hardware, Storage & Peripherals	38,486,688	79,546,054	—	118,032,742
Textiles, Apparel & Luxury Goods	—	12,142,499	—	12,142,499
Tobacco	—	12,929,881	—	12,929,881
Trading Companies & Distributors	31,622,664	—	—	31,622,664
Wireless Telecommunication Services	5,186,987	—	—	5,186,987
Equity-Linked Notes	—	794,361,278	—	794,361,278
Short-Term Securities
Money Market Funds	5,176,859	—	—	5,176,859
	$ 1,158,045,981	$ 982,861,219	$ —	$ 2,140,907,200

Currency Abbreviation
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust